SUMMARY OF BUSINESS ACQUISITION ASSETS AND GOODWILL ACQUIRED (Details) - EasyDNA [Member]	Aug. 13, 2021 AUD ($) shares
IfrsStatementLineItems [Line Items]
Amount settled in cash	$ 3,400,625
Amount settled in shares, shares | shares	209,363,400
Amount settled in shares, value	$ 1,574,136
Total consideration	4,974,761
Right-of-use asset	42,289
Intangible assets (1)	720,550	[1]
Other payables	(19,193)
Lease liability	(42,289)
Employee benefit provisions	(53,111)
Deferred tax liability	(180,138)
Identifiable net assets	468,108
Goodwill on acquisition (Note 15)	$ 4,506,653

[1]	Intangible assets relate to brand, trademark, trade names and domain names acquired as part of the business acquisition amounted to